Form N-1A Supplement	Aug. 31, 2025
Neuberger Disrupters ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Neuberger Berman ETF Trust Neuberger Disrupters ETF Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 18, 2025, as amended and supplemented

This supplement describes important changes affecting Neuberger Disrupters ETF (the “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.
Increase of the Fund’s Contractual Management Fee Waiver: Effective immediately, the Fund’s contractual management fee waiver will increase from 0.10% of the Fund’s average daily net assets to 0.25% of the Fund’s average daily net assets, as described below. As a result, effective immediately:
(2)     The last paragraph in the “Management of the Fund — Investment Manager” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:
Effective June 11, 2026, NBIA has contractually undertaken to waive its management fee by 0.25% of the Fund's average daily net assets until 4/8/2028. Prior to June 11, 2026, NBIA had contractually undertaken to waive its management fee by 0.10% of the Fund's average daily net assets.
(3)     The disclosure regarding the Fund’s contractual expense limitation arrangement in the “Investment Management and Administration Services — Contractual Expense Limitation and Fee Waivers” section of the Statement of Additional Information is hereby deleted and replaced with the following:
For Neuberger Disrupters ETF, NBIA has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets. The undertaking lasts until April 8, 2028 and may not be terminated during its term without the consent of the Board. Prior to June 11, 2026, NBIA had contractually undertaken to waive its management fee by 0.10% of the Fund's average daily net assets.
The date of this supplement is June 11, 2026.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
877.628.2583
www.nb.com